Note 8 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Sep. 08, 2021	Aug. 13, 2021	Jun. 30, 2021	Jan. 06, 2021
Contractual Obligation, Total			$ 217,293
Contractual Obligation, to be Paid, Remainder of Fiscal Year			44,500
Contractual Obligation, to be Paid, Year One			172,793
Subsequent Event [Member]
Contractual Obligation, Total	$ 217,293
M/T Eco Oceano Ca [Member]
Contractual Obligation, Total				$ 57,143
Contractual Obligation, to be Paid, Remainder of Fiscal Year			6,016
Contractual Obligation, to be Paid, Year One			$ 51,127
M/T Eco Oceano Ca [Member] | Subsequent Event [Member]
Contractual Obligation, Total		$ 51,127
VLCC Transaction [Member] | Subsequent Event [Member]
Contractual Obligation, Total		217,293
Contractual Obligation, to be Paid, Remainder of Fiscal Year		44,500
Contractual Obligation, to be Paid, Year One		172,793
M/T Julius Caesar [Member] | Subsequent Event [Member]
Contractual Obligation, Total		80,858
M/T Legio X Equestris [Member] | Subsequent Event [Member]
Contractual Obligation, Total		$ 85,308